Summary of Significant Accounting Policies - Additional Information - Basis of Presentation (Details) - USD ($) shares in Millions		1 Months Ended
	Sep. 25, 2017	Sep. 30, 2017	Jul. 01, 2016
Subordinated debt
Debt Instrument [Line Items]
Number of warrants to be issued (in units)		11.4
Debt instrument, principal amount			$ 200,000,000.0
Aggregate proceeds from the debt purchase		$ 140,000,000
Brookfield
Debt Instrument [Line Items]
Purchase price paid in cash	$ 610,000,000	$ 610,000,000
Number of units to be issued/exchanged	244.0	244.0
Number of warrants to be issued (in units)		62.4
Teekay Corporation
Debt Instrument [Line Items]
Purchase price paid in cash	$ 30,000,000	$ 30,000,000
Number of units to be issued/exchanged	12.0	12.0
Number of warrants to be issued (in units)		3.1
Teekay Corporation | Subordinated debt
Debt Instrument [Line Items]
Number of warrants to be issued (in units)	11.4
Aggregate proceeds from the debt purchase	$ 140,000,000